UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	FEBRUARY 28

Date of reporting period:	MARCH 1, 2006 – FEBRUARY 28, 2007
(Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

Managers AMG

February 28, 2007

Systematic Value Fund

Systematic Mid Cap Value Fund

AR004

Managers AMG Funds

Systematic Value Fund and Systematic Mid Cap Value Fund

Annual Report - February 28, 2007

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

PORTFOLIO MANAGER COMMENTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
Systematic Value Fund	3
Systematic Mid Cap Value Fund	8

FINANCIAL STATEMENTS
Statements of Assets and Liabilities	14
Funds’ balance sheets, net asset value (NAV) per share computation and cumulative undistributed amount
Statements of Operations	15
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period
Statements of Changes in Net Assets	16
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	17
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	19
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	24

TRUSTEES AND OFFICERS	25

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	26

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder,

We would like to thank our investors for their commitment to the Managers AMG Systematic Funds and are pleased to announce that by the time you receive this report, two milestones will have been reached: the large-cap oriented Systematic Value Fund will have celebrated its five-year anniversary on April 1, 2007, and the recently introduced Systematic Mid Cap Value Fund will have finished its first full quarter of performance, having been introduced at the end of December 2006. Both of these Funds are managed by the same investment team and utilize the same investment methodology, generally applied to portfolios of larger companies in the case of the first fund, or mid-size companies in the case of the second fund.

Since 1996, Systematic Financial Management, L.P. (“Systematic”) has sought to identify attractively- valued companies exhibiting evidence of a sustainable turnaround and fundamental improvement—before other investors recognize this change and adjust their earnings expectations. Systematic’s investment process is predicated on certain beliefs about investor and market behavior:

•	Stock prices ultimately reflect changing consensus estimates

•	Investors are slow to react to a company’s changing pattern of earnings—skepticism occurs on initial improvements and disappointments

•	Unloved, undervalued companies have investment potential only if a real catalyst for change (such as improving and/or better than expected fundamentals) exists and occurs

As a result, Systematic believes undervalued companies exhibiting catalysts for change, as evidenced by sustainable positive earnings surprise not yet recognized by the market, should produce superior long-term results.

The market favored Systematic’s value orientation over the course of the year ended February 28, 2007. This was evident in the wide performance discrepancy between large-cap growth and value stocks, with the Russell 1000® Value Index handily outperforming the Russell 1000® Growth Index by over 800 basis points for the 12 months ended February 28, 2007. Systematic is pleased to have provided strong absolute returns, along with competitive returns compared to its peers. Although the returns lagged the top performing value indexes, the Systematic Value Fund (Institutional Class) had a respectable return of 14.2% for the 12 months ended February 28, 2007. Also, since inception on April 1, 2002, the Fund has had an annualized return of 11.3%, outperforming its benchmark by over 1.0% per year. The Mid Cap Value Fund had a return of 4.20%, outperforming its benchmark by 0.17%.

The overall market has been more sensitive to macro-economic events than company-specific performance recently, and this is not an ideal environment for Systematic’s fundamentally-driven approach to outperform its benchmark. However, corporate earnings continue to generally advance at a favorable clip and this is positive for Systematic’s strategy moving forward.

Earnings surprise continued to be an effective tool and worked in the favor of both the Systematic Value and Systematic Mid Cap Value Funds over the past year. In fact, the relationship between companies that reported positive earnings surprises and their corresponding stock price performance was nearly linear across the board.

Within the Systematic Value Fund’s large-cap bias, the investment team’s stock selection added the most value in the industrials sector where Terex (TEX) was the top performer. They were also aided by selections in financials, especially those in the investment banking and brokerage industry such as Morgan Stanley (MS), Bear Stearns (BSC), and Merrill Lynch (MER). Selections in the energy and information technology sectors detracted from results. Within energy, Systematic eliminated positions in Diamond Offshore Drilling (DO) and Sunoco (SUN) both of which detracted from returns. In the information technology sector, Advanced Micro Devices (AMD) and Broadcom (BRCM) were sold.

One of our foremost goals at Managers Investment Group (“Managers”) is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or portion of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, therefore, are designed to be building blocks. Within the stock market portion of your portfolio, for example, you can complement the Systematic Value and Mid Cap Value Funds with portfolios of growth-oriented companies. To temper your total portfolio risk more substantially you can balance stock funds with fixed income and money market funds in an allocation consistent with your financial objectives.

At Managers we appreciate the privilege of being part of your investment plan. If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site at www.managersinvest.com and direct your attention to our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit. Thank you again for the opportunity to be of service.

/s/ John Streur	/s/ Thomas G. Hoffman
John Streur	Thomas G. Hoffman, CFA
Senior Managing Partner	Executive Vice President
Managers Investment Group LLC	Chief Investment Officer
Managers Investment Group LLC

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended February 28, 2007	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During the Period*
Systematic Value Fund
Class A
Actual	$1,000	$1,095	$5.97
Hypothetical (5% return before expenses)	$1,000	$1,019	$5.76
Class C
Actual	$1,000	$1,091	$9.85
Hypothetical (5% return before expenses)	$1,000	$1,015	$9.49
Institutional Class
Actual	$1,000	$1,096	$4.68
Hypothetical (5% return before expenses)	$1,000	$1,020	$4.51
Systematic Mid Cap Value Fund [1]
Class A
Projected	$1,000	$1,041	$6.28
Hypothetical (5% return before expenses)	$1,000	$1,019	$6.21
Class C
Projected	$1,000	$1,040	$10.07
Hypothetical (5% return before expenses)	$1,000	$1,015	$9.94
Institutional Class
Projected	$1,000	$1,042	$5.01
Hypothetical (5% return before expenses)	$1,000	$1,020	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[1]

Commencement of operations was December 21, 2006. The amounts listed are based on the projected expenses for six months plus, Class A and Class C shares Rule 12b-1 fees of 0.25% and 1.00%, respectively.

Systematic Value Fund

Portfolio Manager’s Comments

The Year in Review

For the year ending February 2007, the major U.S. indices enjoyed positive returns, despite a volatile geopolitical backdrop. The overall corporate earnings picture was slightly better than expected, with results remaining in the double-digit range for the 14th-straight quarter. Also, fears of inflation have begun to subside, thus alleviating concerns of further interest rate hikes. Globally, tensions between Iran and the West have caused a pronounced spike in the price of oil. This, in turn, has given a formidable boost to the commodity-driven energy sector. Finally, signs of a faltering sub-prime mortgage market, which moved investors towards more risk-averse strategies (favoring companies with better earnings performance and stronger cash flows) proved beneficial.

The year 2006 saw a strong push towards passive investing, reminiscent of the late 1990s. Inflows to ETFs and index funds were pronounced, as investors chased strong performance in passively managed funds. This, in turn, further strengthened the indices, which made it difficult for active managers to outperform. This trend has begun to unwind so far in 2007, following the market sell-off in China and general economic concerns.

The Managers AMG Systematic Value Fund (Institutional Class) returned 14.18% for the year ending February 28th, 2007, while the Russell 1000® Value advanced 16.61%. On a relative basis, the main reason for our underperformance was stock selection in the information technology, energy, and materials sectors, while our selections in industrials, financials, and health care provided the most favorable absolute performance. Individual stock selection proved to be the least significant source detractor, as the Fund was most negatively impacted by overall sector weightings relative to the benchmark.

As of the end of February 2007, the Fund was overweight industrials, health care, consumer discretionary, and information technology, while underweight financials, utilities, and energy.

Looking Forward

Corporate earnings growth has peaked, and is expected to decline to around 5% in the second half of the year, as the accumulated effects of the Federal Reserve’s tightening cycle begin to take hold. We believe the housing market is in the midst of a serious recession, which, in turn, is impacting consumer spending. Although the industrial economy is still stronger than the consumer, we are starting to see a slowdown in corporate spending, despite robust demand from China.

Our Funds have rotated into more defensive sectors such as consumer staples and health care, and away from higher-beta areas such as consumer discretionary. After a lengthy layoff, investors are beginning to re-focus on risk and are allocating capital towards those companies that are showing signs of fundamental improvement. A widening of credit spreads is also a positive indicator that higher-quality issues have started to outperform. We continue to focus on finding attractively valued companies with high-quality earnings and strong cash flows, which we expect the current market environment to continue to reward.

The Russell 1000® Value Index is a trademark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Systematic Value Fund

Portfolio Manager’s Comments (continued)

Cumulative Total Return Performance

The Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested. The Russell 1000 Value Index is a large cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000 Value Index is unmanaged, is not available for investment, and does not incur expenses. The chart illustrates the performance of a hypothetical $10,000 investment made in the Fund’s Institutional Class Shares on April 1, 2002, to a $10,000 investment made in the Russell 1000 Value Index for the same time period. Performance for periods longer than one year is annualized. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for Systematic Value Fund and the Russell 1000 Value Index since inception through February 28, 2007.

Average Annual Total Returns		One Year	Three Years	Since Inception	Inception Date
Systematic Value Fund
Institutional Class		14.18%	13.10%	11.27%	4/1/2002
Class A	No Load	13.90%	—	13.90%	2/28/2006
Class A	With Load	7.38%	—	7.38%	2/28/2006
Class C	No Load	13.16%	—	13.16%	2/28/2006
Class C	With Load	12.16%	—	12.16%	2/28/2006
Russell 1000 Value Index		16.61%	13.51%	10.17%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Systematic Value Fund

Fund Snapshots

February 28, 2007

Portfolio Breakdown

Industry	Systematic Value**	Russell 1000 Value Index
Financials	25.9%	35.7%
Energy	11.3%	13.5%
Consumer Discretionary	10.6%	8.7%
Consumer Staples	10.3%	7.7%
Health Care	10.2%	7.0%
Industrials	8.8%	7.0%
Information Technology	6.9%	3.4%
Materials	6.5%	4.1%
Telecommunication Services	4.0%	6.4%
Utilities	3.9%	6.5%
Other Assets and Liabilities	1.6%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	4.1%
Bank of America Corp.*	4.1
Chesapeake Energy Corp.*	3.0
Citigroup, Inc.*	2.8
AT&T, Inc.*	2.8
JPMorgan Chase & Co.*	2.8
Pfizer, Inc.*	2.5
Altria Group, Inc.*	2.1
CIGNA Corp.	2.0
Valero Energy Corp.	1.9

Top Ten as a Group	28.1%

*	Top Ten Holding at August 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Systematic Value Fund

Schedule of Portfolio Investments

February 28, 2007

	Shares		Value
Common Stocks - 98.4%
Consumer Discretionary - 10.6%
Brinker International, Inc.	16,350		$556,064
Comcast Corp., Class A*	11,900	[2]	306,068
Expedia, Inc.*	20,000	[2]	425,200
Grupo Televisa S.A., Sponsored ADR	33,600	[2]	916,944
IAC/InterActiveCorp*	10,200	[2]	399,840
Limited Brands, Inc.	28,500		788,880
McDonald’s Corp.	15,600		682,032
OfficeMax, Inc.	15,500	[2]	804,450
Phillips-Van Heusen	12,900	[2]	707,436
Rogers Communications, Inc.	28,100		917,465
Sears Holdings Corp.*	3,800	[2]	684,950
Walt Disney Co., The	22,800		781,128
Total Consumer Discretionary			7,970,457
Consumer Staples - 10.3%
Altria Group, Inc.	19,100		1,609,748
Archer-Daniels-Midland Co.	15,300	[2]	526,014
ConAgra Foods, Inc.	29,100		734,193
H.J. Heinz Co.	22,800		1,045,836
Kimberly-Clark Corp.	10,600		721,966
Molson Coors Brewing Co.	10,200		861,288
Procter & Gamble Co.	18,200		1,155,518
Wal-Mart Stores, Inc.	23,700		1,144,710
Total Consumer Staples			7,799,273
Energy - 11.3%
Anadarko Petroleum Corp.	14,800		595,404
Chesapeake Energy Corp.	73,000	[2]	2,225,770
ChevronTexaco Corp.	10,000		686,100
Exxon Mobil Corp.	43,200		3,096,576
Tesoro Corp.	5,700		519,498
Valero Energy Corp.	24,600		1,418,190
Total Energy			8,541,538
Financials - 25.9%
American International Group, Inc.	13,500		905,850
Ameriprise Financial, Inc.	10,200		596,292
Amvescap PLC - Sponsored ADR	27,600	[2]	658,812
Bank of America Corp.	60,400		3,072,547
Bear, Stearns & Co., Inc.	8,100	[2]	1,233,144
Citigroup, Inc.	42,600		2,147,040
Hartford Financial Services Group, Inc.	10,200		964,512
Jones Lang LaSalle, Inc.	7,900	[2]	836,215
JPMorgan Chase & Co.	42,200		2,084,680
KeyCorp	26,000		981,240
Lehman Brothers Holdings, Inc.	7,500		549,750
Lincoln National Corp.	10,700		729,205
Merrill Lynch & Co., Inc.	16,200		1,355,616
Morgan Stanley Co.	7,900	[2]	591,868
Prudential Financial, Inc.	13,100		1,191,314
Travelers Companies, Inc., The	19,600		994,896
Wachovia Corp.	11,700		647,829
Total Financials			19,540,810
Health Care - 10.2%
AmerisourceBergen Corp.	17,700		932,259
CIGNA Corp.	10,700		1,524,750
McKesson Corp.	10,500		585,480
Medco Health Solutions, Inc.*	11,500		777,515
Merck & Co., Inc.	29,600		1,307,136
Pfizer, Inc.	77,000		1,921,920
Thermo Electron Corp.*	15,000		679,050
Total Health Care			7,728,110
Industrials - 8.8%
Chicago Bridge & Iron Co., N.V.	23,200		689,736
Cooper Industries, Ltd., Class A	4,200		385,308
Covanta Holding Corp.*	25,700	[2]	584,418
Cummins, Inc.	2,700		363,636
General Electric Co.	18,900		659,988
Goodrich Corp.	8,400		412,020
SPX Corp.	6,500		454,350
Steelcase, Inc.	19,900	[2]	386,458
Terex Corp.*	7,600		500,384
Trinity Industries, Inc.	27,100	[2]	1,134,135
Tyco International, Ltd.	14,600	[2]	450,118
United Technologies Corp.	9,600		630,048
Total Industrials			6,650,599
Information Technology - 6.9%
Cadence Design Systems, Inc.*	12,100	[2]	241,274
Harris Corp.	8,700	[2]	426,996
Hewlett-Packard Co.	23,400		921,492
International Business Machines Corp.	5,700		530,157
LSI Logic Corp.*	78,800	[2]	799,032
MEMC Electronic Materials, Inc.*	10,200		526,014
Mettler Toledo International, Inc.*	2,900		250,444
Micron Technology, Inc.*	35,700	[2]	423,402
Synopsys, Inc.*	27,300		698,334
Western Digital Corp.*	18,600		356,562
Total Information Technology			5,173,707
Materials - 6.5%
Albemarle Corp.	5,900		482,915
Celanese Corp.	34,900		997,442

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials (continued)
E.I. du Pont de Nemours & Co., Inc.	14,100		$715,575
Freeport McMoran Copper & Gold, Inc.,
Class B	21,300	[2]	1,222,833
Steel Dynamics, Inc.	25,000	[2]	943,500
United States Steel Corp.	6,000		531,720
Total Materials			4,893,985
Telecommunication Services - 4.0%
AT&T, Inc.	58,000		2,134,400
Verizon Communications, Inc.	23,100		864,633
Total Telecommunication Services			2,999,033
Utilities - 3.9%
American Electric Power Co., Inc.	26,700		1,197,762
Edison International	22,800		1,069,776
Williams Co., Inc.	25,000		674,250
Total Utilities			2,941,788
Total Common Stocks (cost $67,590,326)			74,239,300
Other Investment Companies - 21.1%[1]
Bank of New York Institutional Cash Reserves Fund, 5.31%[3]	14,598,307		14,598,307
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	1,292,556		1,292,556
Total Other Investment Companies (cost $15,890,863)			15,890,863
Total Investments - 119.5% (cost $83,481,189)			90,130,163
Other Assets, less Liabilities - (19.5)%			(14,735,094)
Net Assets - 100.0%			$75,395,069

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Portfolio Manager’s Comments

The Year in Review

For the year ending February 2007, the major U.S. indices enjoyed positive returns, despite a volatile geopolitical backdrop. The overall corporate earnings picture was slightly better than expected, with results remaining in the double-digit range for the 14th-straight quarter. Also, fears of inflation have begun to subside, thus alleviating concerns of further interest rate hikes. Globally, tensions between Iran and the West have caused a pronounced spike in the price of oil. This, in turn, has given a formidable boost to the commodity-driven energy sector. Finally, signs of a faltering sub-prime mortgage market, which moved investors towards more risk-averse strategies (favoring companies with better earnings performance and stronger cash flows) proved beneficial.

The year 2006 saw a strong push towards passive investing, reminiscent of the late 1990s. Inflows to ETFs and index funds were pronounced, as investors chased strong performance in passively managed funds. This, in turn, further strengthened the indices, which made it difficult for active managers to outperform. This trend has begun to unwind so far in 2007, following the market sell-off in China and general economic concerns.

We are very excited to announce our first reportable period for the Managers AMG Systematic Mid Cap Value Fund. The Fund enjoyed outperformance relative to the Russell Mid Cap® Value Index for the period December 21, 2006 (commencement of operations) to February 28, 2007. The main contributors to the relative performance were our selections in consumer discretionary and telecommunication services, while detractors included stock selections in industrials and financials.

As of the end of February 2007, the Fund was underweight utilities, financials, and energy, while overweight industrials, information technology, and health care.

Looking Forward

Corporate earnings growth has peaked, and is expected to decline to around 5% in the second half of the year, as the accumulated effects of the Federal Reserve’s tightening cycle begin to take hold. We believe the housing market is in the midst of a serious recession, which, in turn, is impacting consumer spending. Although the industrial economy is still stronger than the consumer, we are starting to see a slowdown in corporate spending, despite robust demand from China.

Our Funds have rotated into more defensive sectors such as consumer staples and health care, and away from higher-beta areas such as consumer discretionary. After a lengthy layoff, investors are beginning to re-focus on risk and are allocating capital towards those companies that are showing signs of fundamental improvement. A widening of credit spreads is also a positive indicator that higher-quality issues have started to outperform. We continue to focus on finding attractively valued companies with high-quality earnings and strong cash flows, which we expect the current market environment to continue to reward.

The Russell Mid Cap® Value Index is a trademark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Systematic Mid Cap Value Fund

Portfolio Manager’s Comments (continued)

Cumulative Total Return Performance

The Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested. The Russell Midcap Value Index is a mid cap value index measuring the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell Midcap Value Index is unmanaged, is not available for investment, and does not incur expenses. The chart illustrates the performance of a hypothetical $10,000 investment made in the Fund’s Institutional Class Shares on December 21, 2006, to a $10,000 investment made in the Russell Midcap Value Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the total returns for Systematic Mid Cap Value Fund and the Russell Midcap Value Index since inception through February 28, 2007.

Total Returns		Since Inception	Inception Date
Systematic Mid Cap Value Fund
Institutional Class		4.20%	12/21/2006
Class A	No Load	4.10%	12/21/2006
Class A	With Load	(1.88)%	12/21/2006
Class C	No Load	4.00%	12/21/2006
Class C	With Load	3.00%	12/21/2006
Russell Midcap Value Index		4.03%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Systematic Mid Cap Value Fund

Fund Snapshots

February 28, 2007

Portfolio Breakdown

**	As a percentage of net assets

Industry	Systematic Mid Cap Value**	Russell Midcap Value Index
Financials	25.7%	30.9%
Consumer Discretionary	13.5%	13.5%
Utilities	12.3%	15.9%
Industrials	10.3%	7.9%
Information Technology	9.9%	7.3%
Consumer Staples	8.2%	7.3%
Materials	6.9%	6.9%
Health Care	6.4%	3.7%
Energy	3.6%	4.7%
Telecommunication Services	0.0%	1.9%
Other Assets and Liabilities	3.2%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Phillips-Van Heusen	2.6%
American Electric Power Co., Inc.	2.6
Rogers Communications, Inc.	2.6
Cadence Design Systems, Inc.	2.3
Amvescap PLC - Sponsored ADR	2.3
Covanta Holding Corp.	2.2
Edison International	2.2
Chesapeake Energy Corp.	2.1
KeyCorp	2.1
KKR Financial Corp.	2.1

Top Ten as a Group	23.1%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

February 28, 2007

	Shares	Value
Common Stocks - 96.8%
Consumer Discretionary - 13.5%
American Axle & Manufacturing Holdings, Inc.	800	$19,624
CKE Restaurants, Inc.	525	10,143
Expedia, Inc.*	450	9,567
Family Dollar Stores, Inc.	400	11,588
Grupo Televisa S.A., Sponsored ADR	850	23,197
J.C. Penney Co., Inc.	100	8,111
Mattel, Inc.	1,075	27,961
OfficeMax, Inc.	550	28,545
Phillips-Van Heusen	900	49,356
Priceline.com, Inc.*	325	17,033
Rogers Communications, Inc.	1,475	48,159
Total Consumer Discretionary		253,284
Consumer Staples - 8.2%
ConAgra Foods, Inc.	825	20,815
H.J. Heinz Co.	825	37,843
Loews Corp. - Carolina Group	425	30,613
Molson Coors Brewing Co.	400	33,776
Safeway, Inc.	325	11,235
SUPERVALU, Inc.	500	18,480
Total Consumer Staples		152,762
Energy - 3.6%
Chesapeake Energy Corp.	1,300	39,637
Tesoro Corp.	150	13,671
Western Refining, Inc.	500	14,455
Total Energy		67,763
Financials - 25.7%
Ameriprise Financial, Inc.	450	26,307
Amvescap PLC - Sponsored ADR	1,775	42,369
AON Corp.	600	22,590
Bear, Stearns & Co., Inc.	150	22,836
Diamondrock Hospitality Co.	1,325	23,969
Health Care REIT, Inc.	625	28,006
Jones Lang LaSalle, Inc.	300	31,755
KeyCorp	1,025	38,683
KKR Financial Corp.	1,400	38,682
Lincoln National Corp.	425	28,964
Mid-America Apartment Communities, Inc.	125	6,904
MCG Capital Corp.	850	16,108
NorthStar Realty Finance Corp.	1,100	16,687
PMI Group, Inc.	375	17,576
ProAssurance Corp.*	250	12,875
Realty Income Corp.	1,125	30,949
Washington Federal, Inc.	925	21,997
Webster Financial Corp.	575	28,399
Zenith National Insurance Corp.	525	25,279
Total Financials		480,935
Health Care - 6.4%
AmerisourceBergen Corp.	600	31,602
CIGNA Corp.	225	32,062
McKesson Corp.	625	34,850
Millipore Corp.*	300	21,456
Total Health Care		119,970
Industrials - 10.3%
Chicago Bridge & Iron Co., N.V.	950	28,243
Cooper Industries, Ltd., Class A	150	13,761
Covanta Holding Corp.*	1,825	41,501
DRS Technologies, Inc.	225	11,923
Knoll, Inc.	1,400	32,410
Regal-Beloit Corp.	550	24,882
Terex Corp.*	200	13,168
Trinity Industries, Inc.	650	27,202
Total Industrials		193,090
Information Technology - 9.9%
Arris Group, Inc.*	1,575	20,696
Cadence Design Systems, Inc.*	2,125	42,372
Electronic Data Systems Corp.	850	23,817
MEMC Electronic Materials, Inc.*	500	25,785
Mettler Toledo International, Inc.*	175	15,113
MPS Group, Inc.*	1,325	18,974
Polycom, Inc.*	400	12,760
Sybase, Inc.*	1,075	26,864
Total Information Technology		186,381
Materials - 6.9%
Airgas, Inc.	350	14,445
Albemarle Corp.	350	28,648
Ball Corp.	400	18,520
Celanese Corp.	1,050	30,009
Chaparral Steel Co.	250	12,458
Freeport McMoran Copper & Gold, Inc., Class B	450	25,834
Total Materials		129,914
Utilities - 12.3%
AGL Resources, Inc.	725	29,529
American Electric Power Co., Inc.	1,100	49,346
Edison International	875	41,055
Northeast Utilities	800	23,248
NSTAR	800	27,368
PPL Corp.	775	29,465

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities (continued)
Williams Co., Inc.	1,100	$29,667
Total Utilities		229,678
Total Common Stocks (cost $1,752,488)		1,813,777
Other Investment Companies - 2.3%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17% (cost $43,980)	43,980	43,980
Total Investments - 99.1% (cost $1,796,468)		1,857,757
Other Assets, less Liabilities - 0.9%		16,121
Net Assets - 100.0%		$1,873,878

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds - Systematic Funds

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value	$83,496,818	$7,191,823	($558,478)	$6,633,345
Systematic Mid Cap Value	1,797,117	76,967	(16,327)	60,640

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its February 28, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2007, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value	$14,216,308	18.9%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Managers AMG Funds

Statements of Assets and Liabilities

February 28, 2007

	Systematic Value	Systematic Mid Cap Value
Assets:
Investments at value* (including securities on loan valued at $14,216,308 and $0, respectively)	$90,130,163	$1,857,757
Receivable for investments sold	498,432	5,332
Receivable for Fund shares sold	54,773	3,115
Receivable from Advisor	—	49,775
Dividends and other receivables	159,335	3,128
Prepaid expenses	15,813	12,706

Total assets	90,858,516	1,931,813

Liabilities:
Payable to Custodian	204,628	16,843
Payable for investments purchased	516,177	21,492
Payable for Fund shares repurchased	34,411	—
Payable upon return of securities loaned	14,598,307	—
Accrued expenses:
Investment advisory and management fees	29,735	—
Other	80,189	19,600

Total liabilities	15,463,447	57,935

Net Assets	$75,395,069	$1,873,878

Net Assets Represent:
Paid-in capital	$65,924,809	$1,806,857
Undistributed net investment income	138,493	3,773
Accumulated net realized gain from investments	2,682,793	1,959
Net unrealized appreciation of investments	6,648,974	61,289

Net Assets	$75,395,069	$1,873,878

Class A Shares - Net Assets	$45,960,665	$18,825
Shares outstanding	3,788,193	1,808

Net asset value, offering and redemption price per share	$12.13	$10.41

Public offering price per share based on a maximum sales charge of 5.75%	$12.87	$11.05

Class C Shares - Net Assets	$1,023,373	$5,285
Shares outstanding	84,937	508

Net asset value, offering and redemption price per share	$12.05	$10.40

Institutional Class Shares - Net Assets	$28,411,031	$1,849,768
Shares outstanding	2,336,521	177,571

Net asset value, offering and redemption price per share	$12.16	$10.42

* Investments at cost	$83,481,189	$1,796,468

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the fiscal year ended February 28, 2007

	Systematic Value	Systematic Mid Cap Value*
Investment Income:
Dividend income	$1,332,639	$6,879
Foreign withholding tax	(542)	—
Securities lending fees	7,855	—

Total investment income	1,339,952	6,879

Expenses:
Investment advisory and management fees	442,307	2,345
Distribution fees - Class A shares	93,336	6
Distribution fees - Class C shares	3,059	5
Custodian	54,537	8,826
Transfer agent	50,424	453
Registration fees	49,484	28,328
Reports to shareholders	30,789	4,703
Professional fees	23,617	10,267
Trustees fees and expenses	6,547	16
Miscellaneous	3,008	276

Total expenses before offsets	757,108	55,225

Expense reimbursement	(92,357)	(52,119)

Net expenses	664,751	3,106

Net investment income	675,201	3,773

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,076,448	1,959
Net unrealized appreciation of investments	4,556,820	61,289

Net realized and unrealized gain	7,633,268	63,248

Net increase in net assets resulting from operations	$8,308,469	$67,021

*	Commencement of operations was December 21, 2006.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

For the fiscal year ended February 28,

	Systematic Value		Systematic Mid Cap Value*
	2007	2006	2007
Increase (Decrease) in Net Assets From Operations:
Net investment income	$675,201	$169,240	$3,773
Net realized gain on investments	3,076,448	1,428,379	1,959
Net unrealized appreciation of investments	4,556,820	334,591	61,289

Net increase in net assets resulting from operations	8,308,469	1,932,210	67,021

Distributions to Shareholders:
From net investment income	(571,555)	(166,715)	—
From net realized gain on investments	(1,025,710)	(1,292,040)	—

Total distributions to shareholders	(1,597,265)	(1,458,755)	—

From Capital Share Transactions:
Proceeds from sale of shares	57,377,664	4,490,549	1,826,967
Reinvestment of dividends and distributions	1,579,822	1,458,755	—
Cost of shares repurchased	(10,536,026)	(1,208,477)	(20,110)

Net increase from capital share transactions	48,421,460	4,740,827	1,806,857

Total increase in net assets	55,132,664	5,214,282	1,873,878

Net Assets:
Beginning of period	20,262,405	15,048,123	—

End of period	$75,395,069	$20,262,405	$1,873,878

End of period undistributed net investment income	$138,493	$34,847	$3,773

*	Commencement of operations was December 21, 2006.

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal year ended February 28,

Class A	2007*
Net Asset Value, Beginning of Year	$10.88
Income from Investment Operations:
Net investment income	0.10
Net realized and unrealized gain on investments	1.41

Total from investment operations	1.51

Less Distributions to Shareholders from:
Net investment income	(0.09)
Net realized gain on investments	(0.17)

Total distributions to shareholders	(0.26)

Net Asset Value, End of Year	$12.13

Total Return [1]	13.90%

Ratio of net expenses to average net assets	1.15%
Ratio of net investment income to average net assets [1]	0.98%
Portfolio turnover	111%
Net assets at end of year (000’s omitted)	$45,961
Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.29%
Ratio of net investment income to average net assets	0.84%

Class C	2007*
Net Asset Value, Beginning of Year	$10.88
Income from Investment Operations:
Net investment income	0.05
Net realized and unrealized gain on investments	1.38

Total from investment operations	1.43

Less Distributions to Shareholders from:
Net investment income	(0.09)
Net realized gain on investments	(0.17)

Total distributions to shareholders	(0.26)

Net Asset Value, End of Year	$12.05

Total Return [1]	13.16%

Ratio of net expenses to average net assets	1.90%
Ratio of net investment income to average net assets [1]	0.36%
Portfolio turnover	111%
Net assets at end of year (000’s omitted)	$1,023
Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	2.06%
Ratio of net investment income to average net assets	0.20%

Institutional Class Shares	2007	2006	2005	2004	2003**
Net Asset Value, Beginning of Period	$10.88	$10.59	$11.16	$8.09	$10.00
Income from Investment Operations:
Net investment income	0.13	0.11	0.12	0.08	0.03
Net realized and unrealized gain (loss) on investments	1.41	1.13	1.29	3.46	(1.92)
Total from investment operations	1.54	1.24	1.41	3.54	(1.89)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.11)	(0.12)	(0.07)	(0.02)
Net realized gain on investments	(0.17)	(0.84)	(1.86)	(0.40)	—
Total distributions to shareholders	(0.26)	(0.95)	(1.98)	(0.47)	(0.02)
Net Asset Value, End of Period	$12.16	$10.88	$10.59	$11.16	$8.09
Total Return [1]	14.18%	12.02%	13.11%	44.07%	(18.91)%[2]
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%[3]
Ratio of net investment income to average net assets [1]	1.20%	1.04%	1.06%	0.95%	0.86%[3]
Portfolio turnover	111%	112%	154%	132%	119%[2]
Net assets at end of period (000’s omitted)	$28,411	$20,259	$15,048	$14,433	$7,707
Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.05%	1.08%	1.29%	1.35%	2.20%[3]
Ratio of net investment income (loss) to average net assets	1.05%	0.86%	0.67%	0.50%	(0.44)%[3]

*	Class A and Class C shares commenced operations at the close of business February 28, 2006. (See Notes to Financial Statements.)

**	Commencement of operations was April 1, 2002.

1	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

2	Not annualized.

3	Annualized.

4	Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout the fiscal period ended February 28,

Class A	2007*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.40

Total from investment operations	0.41

Net Asset Value, End of Period	$10.41

Total Return [1]	4.10%[2]

Ratio of net expenses to average net assets	1.24%[3]
Ratio of net investment income to average net assets [1]	0.89%[3]
Portfolio turnover	26%[2]
Net assets at end of period (000’s omitted)	$19
Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	17.08%[3]
Ratio of net investment loss to average net assets	(14.95)%[3]

Institutional Class Shares	2007*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.40

Total from investment operations	0.42

Net Asset Value, End of Period	$10.42

Total Return [1]	4.20%[2]

Ratio of net expenses to average net assets	0.99%[3]
Ratio of net investment income to average net assets [1]	1.21%[3]
Portfolio turnover	26%[2]
Net assets at end of period (000’s omitted)	$1,850
Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	17.71%[3]
Ratio of net investment loss to average net assets	(15.51)%[3]

Class C	2007*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.00	[5]
Net realized and unrealized gain on investments	0.40

Total from investment operations	0.40

Net Asset Value, End of Period	$10.40

Total Return [1]	4.00%[2]

Ratio of net expenses to average net assets	1.99%[3]
Ratio of net investment income to average net assets [1]	0.42%[3]
Portfolio turnover	26	% [2]
Net assets at end of period (000’s omitted)	$5
Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	18.06%[3]
Ratio of net investment loss to average net assets	(15.65)%[3]

*	Commencement of operations was December 21, 2006. (See Notes to Financial Statements.)

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

[5]	Rounds to less than $0.005 per share.

Managers AMG Funds

Notes to Financial Statements

February 28, 2007

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Systematic Value Fund (“Value”) and Systematic Mid Cap Value Fund (“Mid Cap Value”), collectively the “Funds.”

Effective February 28, 2006, two new classes were added to Value, Class A and Class C, in addition to the existing Institutional Class. Initial investments of $1,500 were made in each new class by Managers Investment Group LLC. Mid Cap Value commenced operations on December 21, 2006 with initial investments of $1,500, $1,500, and $100 into Class A, Class C, and Institutional Class, respectively, by Managers Investment Group LLC. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the value of a specific investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares and other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an

Managers AMG Funds

Notes to Financial Statements (continued)

interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the fiscal year ended February 28, 2007, the custodian expense was reduced by $30 and $0, for Value and Mid Cap, respectively.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the fiscal year ended February 28, 2007, there were no overdraft fees for Value and Mid Cap.

Managers Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for Value and Mid Cap Value, has contractually agreed, through July 1, 2007 and July 1, 2008, respectively, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, aquired fund expenses, and extraordinary expenses) of each Fund exceeds the following amounts of the Fund’s average daily net assets:

Fund	Class A	Class C	Institutional Class
Systematic Value	1.15%	1.90%	0.90%
Systematic Mid Cap Value	1.24%	1.99%	0.99%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At February 28, 2007, the cumulative amount of unreimbursed expenses for Value and Mid Cap Value was $172,600 and $52,119, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets excludes the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimburseable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifi cations to paid-in capital. The tax character of distributions paid during the fiscal years ended 2007 and 2006 were as follows:

	Value		Mid Cap Value*
	2007	2006	2007
Distributions paid from:
Ordinary income	$571,555	$166,715	—
Short-term capital gains	398,544	918,475	—
Long-term capital gains	627,166	373,565	—

	$1,597,265	$1,458,755	—

As of February 28, 2007, the components of distributable earnings (excluding unrealized appreciation/ depreciation) on a tax basis consisted of:

	Value	Mid Cap Value
Undistributed ordinary income	$138,493	$3,708
Undistributed short-term capital gains	2,429,979	2,673
Undistributed long-term capital gains	268,443	—

*	Commencement of operations was December 21, 2006.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of February 28, 2007, the Funds had no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes.

Managers AMG Funds

Notes to Financial Statements (continued)

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an valuation of those securities in accordance with the Funds’ policy on unlimited number of shares of beneficial interest, without par value, investment valuation. Dividends and distributions to shareholders for each Fund. Each Fund records sales and repurchases of its are recorded on the ex-dividend date. For the fiscal year ended capital stock on the trade date. The cost of securities contributed to February 28, 2007, the capital stock transactions in the Funds by the Funds in connection with the issuance of shares is based on the Class were:

	Value
	2007		2006*
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	4,383,578	$48,993,226	138	$1,500
Reinvestment of dividends and distributions	81,252	971,775	—	—
Shares repurchased	(676,775)	(7,857,641)	—	—

Net Increase	3,788,055	$42,107,360	138	$1,500

Class C Shares
Sale of shares	84,857	$998,751	138	$1,500
Reinvestment of dividends and distributions	94	1,112	—	—
Shares repurchased	(152)	(1,859)	—	—

Net Increase	84,799	$998,004	138	$1,500

Institutional Class Shares
Sale of shares	654,756	$7,385,687	413,492	$4,487,549
Reinvestment of dividends and distributions	50,663	606,935	139,460	1,458,755
Shares repurchased	(231,595)	(2,676,526)	(111,844)	(1,208,477)

Net Increase	473,824	$5,316,096	441,108	$4,737,827

*	Class A and C shares commenced operations at the close of business on February 28, 2006.

	Mid Cap Value**
	2007
	Shares	Amount
Class A Shares
Sale of shares	1,810	$18,210
Reinvestment of dividends and distributions	—	—
Shares repurchased	(2)	(23)

Net Increase	1,808	$18,187

Class C Shares
Sale of shares	508	$5,230
Reinvestment of dividends and distributions	—	—
Shares repurchased	—	—

Net Increase	508	$5,230

Institutional Class Shares
Sale of shares	179,515	$1,803,527
Reinvestment of dividends and distributions	—	—
Shares repurchased	(1,944)	(20,087)

Net Increase	177,571	$1,783,440

**	Commencement of operations was December 21, 2006.

Managers AMG Funds

Notes to Financial Statements (continued)

At February 28, 2007, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Value Class A - one owns 88%; Value Class C - one owns 87%; Value Institutional Class - three collectively own 59%; Mid Cap Value Class A - three collectively own 92%; Mid Cap Value Class C - three collectively own 100%. Mid Cap Value Institutional Class - four collectively own 57%; Transactions by these shareholders may have a material impact on their respective Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), a wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Funds’ investment portfolios are managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Systematic with respect to each of the Funds. AMG indirectly owns a majority interest in Systematic. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

Value and Mid Cap Value are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% and 0.75%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% and 0.75%, respectively, of the average daily net assets of Value and Mid Cap Value for its services as subadvisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 per meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustees fees and expenses” shown in the financial statements represent each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Trust is distributed by Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Managers, AMG, and/or MDI. The Distributor serves as the principal underwriter for the Funds. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Funds will be continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature.

Effective February 28, 2006, Value adopted a distribution and service plan with respect to the Class A and Class C shares of the Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges. Effective December 21, 2006, Mid Cap Value also adopted a Plan.

Pursuant to each Plan, the Funds may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Funds’ shares and for maintenance and personal service provided to existing shareholders of that class. Each Plan authorizes payments to MDI up to 0.25% and 1.00% annually of the Funds’ average daily net assets attributable to Class A and Class C shares, respectively.

Each Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Funds for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Funds’ shares of that class owned by clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the fiscal year ended February 28, 2007, for Value were $115,028,708 and $68,240,791, respectively; and for the period from December 21, 2006 (commencement of operations) to February 28, 2007, for Mid Cap Value were $2,176,843 and $426,315, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These earnings (after any rebates) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

Managers AMG Funds

Notes to Financial Statements (continued)

6.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the of adoption will have on the Funds’ financial statements.

On December 22, 2006, the SEC indicated they had no objection if a Fund implemented FIN 48 in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

Tax Information (unaudited)

Each Fund hereby designates the maximum amounts allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2006 and 2007 Form 1099-DIVs you receive for the Fund will show the tax status of all distributions paid to you during the respective calendar year.

Pursuant to section 852 of the Internal Revenue Code, Value and Mid Cap Value designate $653,334 and $0, respectively, as long-term capital gains for the taxable year ended February 28, 2007.

The tax character of distributions paid during fiscal years 2007 and 2006 were as follows:

	Value
	2007	2006
As a % of distributions paid:
Qualified ed ordinary income	100.00%	100.00%
Ordinary income - dividends received deduction	100.00%	26.13%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Managers AMG Funds and the Shareholders of Systematic Value Fund and Systematic Mid Cap Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Systematic Value Fund and Systematic Mid Cap Value Fund (two of the series constituting Managers AMG Funds, hereafter referred to as the “Funds”), at February 28, 2007, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 13, 2007

Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Jack W. Aber, 9/9/37 • Trustee since 1999 • Oversees 32 Funds in Fund Complex	Professor of Finance, Boston University School of Management (1972-Present); Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

William E. Chapman, II, 9/23/41 • Independent Chairman • Trustee since 1999 • Oversees 32 Funds in Fund Complex	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Trustee of Bowdoin College (2002-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

Edward J. Kaier, 9/23/45 • Trustee since 1999 • Oversees 32 Funds in Fund Complex	Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

Steven J. Paggioli, 4/3/50 • Trustee since 2004 • Oversees 32 Funds in Fund Complex	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986- 2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001); Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP.

Eric Rakowski, 6/5/58 • Trustee since 1999 • Oversees 32 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

Thomas R. Schneeweis, 5/10/47 • Trustee since 2004 • Oversees 32 Funds in Fund Complex	Professor of Finance, University of Massachusetts (1985-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Director of Research, Lyra/Starview Capital LLC (2004-2006); Partner, Northampton Capital Management, LLC; Partner, TRS Associates (Sole Proprietorship) and member of Massachusetts Finance Institute (wholly owned subsidiary of Alternative Investment Analytics). No other directorships held by Trustee.

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustee

The following Trustee is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc.

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
William J. Nutt, 3/30/45 • Trustee since 2005 • President since 2007 • Oversees 32 Funds in Fund Complex	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989).

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Officers

Name, Date of Birth, Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years

Bruce M. Aronow, 5/31/65 • Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Chief Financial Officer, The Managers Funds, Managers Trust I and Managers Trust II (2005- Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999- 2004); Chief Operating Officer, Rorer Asset Management (2001-2004).

Christine C. Carsman, 4/2/52 • Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, The Managers Funds, Managers Trust I and Managers Trust II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

Colin J. Dean, 3/6/77 • Assistant Secretary since 2006	Associate Counsel, Affiliated Managers Group, Inc. (2005-Present); Assistant Secretary, The Managers Funds, Managers Trust I and Managers Trust II (2006-Present); Assistant Secretary, Skyline Funds (2006-Present); Associate, Dechert LLP (2002-2005).

Donald S. Rumery, 5/29/58 • Treasurer since 1999	Senior Vice-President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000- Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Secretary, Managers Trust I and Managers Trust II (2000-2004) and Secretary, The Managers Funds (1997-2004).

Annual Renewal of Investment Advisory Agreements (unaudited)

On September 15, 2006, the Board of Trustees of Managers AMG Funds (the “Trust”), including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Managers Investment Group LLC (the “Investment Manager”) and the Subad-visory Agreement with Systematic Financial Management, L.P. (the “Subadvisor”) with respect to the Systematic Mid Cap Value Fund, a series of the Trust (the “Fund”). The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”) and other information regarding the anticipated nature, extent and quality of services to be provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvi-sory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services to be provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to other series of the Trust and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the ability of the Investment Manager to oversee the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations, personnel, and the investment philosophy, strategies and techniques (its “Investment Strategy”) that are intended to be used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s preliminary prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be provided by the Subadvisor; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Advisory and Subadvisory Fees and Profitability

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, expected to be received by the Investment Manager and its affiliates attributable to managing the Fund, the anticipated cost of providing such services and the expected profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and, accordingly, evaluated the reasonableness of the advisory and subadvisory fees separately, as well as on a combined basis. The Trustees also noted that the subadvisory fee would be paid by the Investment Manager and not by the Fund. The Trustees also noted the anticipated asset level of the Fund and the impact on profitability of future growth of assets of the Fund.

In considering the anticipated cost of services to be provided by the Investment Manager and the Subadvisor under the Investment Management and Subadvisory Agreements and the profitability, if any, to the Investment Manager and the Subadvisor of their relationships with the Fund, the Trustees noted the anticipated asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees concluded that the anticipated profitability, if any, to the Investment Manager and the Subadvisor of their relationships with the Fund would be reasonable and that neither the Investment Manager nor the Subadvisor would be realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that if the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and anticipated total expenses (net of applicable expense waivers/reimbursements) were somewhat higher than the average for the Fund’s Peer Group. The Trustees took into account that the Investment Manager has contractually agreed through July 1, 2008 to limit the Fund’s net annual operating expenses to 1.24% for Class A shares and to 1.99% for Class C shares. The Trustees concluded that, in light of the anticipated nature, extent and quality of the services to be provided by the Investment Manager and the Subadvisor, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement

Annual Renewal of Investment Advisory Agreements (unaudited)

and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders. Accordingly, on September 15, 2006, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, New Jersey 07666

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennslyvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

(formerly known as Capital Appreciation)

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

FIRST QUADRANT, L.P.

INSTITUTIONAL MICRO-CAP MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS

FIXED INCOME FUNDS

BOND (MANAGERS) FIXED INCOME GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX- FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustees Mr. Jack W. Aber and Mr. Steven J. Paggioli each qualify as the Audit Committee Financial Expert. Mr. Aber and Mr. Paggioli are “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

The aggregate fees billed by PwC to the Fund for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2006	Fiscal 2005
Systematic Value Fund	$11,408	$8,160
Systematic Mid Cap Value Fund(1)	$6,000	n/a

(1)	Fund commenced operations on December 21, 2006.

Audit-Related Fees

There were no fees billed by PwC to the Funds in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2006	Fiscal 2005
Systematic Value Fund	$4,400	$4,000
Systematic Mid Cap Value Fund(1)	n/a	n/a

(1)	Fund commenced operations on December 21, 2006.

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2006 and $0 for fiscal 2005, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

There were no other fees billed by PwC for non-audit services rendered to the Funds and to Fund Service Providers for the Funds’ two most recent fiscal years.

The Audit Committee has considered whether the provision of non-audit services by PwC to Fund Service Providers that were not required to be pre-approved by the Audit Committee is compatible with maintaining PwC’s independence in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and its related entities.

The following table sets forth the non-audit services provided by PwC to the Funds and its service affiliates defined as the Funds’ investment advisor and any entity controlling, controlled by or under common control with Managers Investment Group LLC that provides ongoing services to the Funds (“Control Affiliates”) for the last two fiscal years.

	Audit-related fees A		Tax fees A		All other fees A
	2006	2005	2006	2005	2006	2005
Control Affiliates	$357,120	$476,755	$839,245	$172,139	$0	$75,729

A	Aggregate amounts may reflect rounding.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	May 8, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	May 8, 2007